Fair Value Measurements - Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Assets and Liabilities (Detail) - Level 3 [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss [member] | Discount cash flow model [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	16.00%
Growth rate	2.00%
Fair Value Measurement on a Recurring Basis [Member] | Financial assets at fair value through other comprehensive income, category [member] | Market approach - market comparable companies [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Liquidity discount	30.00%
Fair Value Measurement on a Recurring Basis [Member] | Financial assets at fair value through other comprehensive income, category [member] | Market approach - market comparable companies [Member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Revenue multiple	1.3
Fair Value Measurement on a Recurring Basis [Member] | Financial assets at fair value through other comprehensive income, category [member] | Market approach - market comparable companies [Member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Revenue multiple	9.1
Fair Value Measurement on a Recurring Basis [Member] | Available-for-sale financial assets [Member] | Option pricing model [Member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable listed companies' average historical volatility		49.70%
Discount rate		(0.10%)
Fair Value Measurement on a Recurring Basis [Member] | Available-for-sale financial assets [Member] | Option pricing model [Member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable listed companies' average historical volatility		76.20%
Discount rate		2.60%
Fair Value Measurement on a Recurring Basis [Member] | Available-for-sale financial assets [Member] | Market approach - market comparable companies [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Liquidity discount		30.00%
Fair Value Measurement on a Recurring Basis [Member] | Available-for-sale financial assets [Member] | Market approach - market comparable companies [Member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
EBITDA multiple		11.6
EBIT multiple		11.4
Revenue multiple		1.4
Fair Value Measurement on a Recurring Basis [Member] | Available-for-sale financial assets [Member] | Market approach - market comparable companies [Member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
EBITDA multiple		12.8
EBIT multiple		19.3
Revenue multiple		6.2
Fair Value Measurement on a Recurring Basis [Member] | Available-for-sale financial assets [Member] | Discount cash flow model [Member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		12.80%
Growth rate		1.00%
Fair Value Measurement on a Recurring Basis [Member] | Available-for-sale financial assets [Member] | Discount cash flow model [Member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		13.00%
Growth rate		2.00%
Fair Value Measurement on a Recurring Basis [Member] | Financial assets at fair value through profit or loss [member] | Binomial Option Pricing Model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		2.50%
Fair Value Measurement on a Recurring Basis [Member] | Financial assets at fair value through profit or loss [member] | Binomial Option Pricing Model [member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable listed companies' average historical volatility	53.30%	46.00%
Discount rate	2.00%
Fair Value Measurement on a Recurring Basis [Member] | Financial assets at fair value through profit or loss [member] | Binomial Option Pricing Model [member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable listed companies' average historical volatility	54.00%	49.20%
Discount rate	2.20%
Fair Value Measurement on a Recurring Basis [Member] | Put option liabilities [member] | Option pricing model [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable listed companies average historical volatility	51.90%	45.00%
Discount rate	1.80%	4.30%
Fair Value Measurement on a Recurring Basis [Member] | Put option liabilities [member] | Monte Carlo simulation model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable listed companies average historical volatility	43.10%
Discount rate	2.00%	2.50%
Fair Value Measurement on a Recurring Basis [Member] | Put option liabilities [member] | Monte Carlo simulation model [member] | Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable listed companies average historical volatility		41.40%
Fair Value Measurement on a Recurring Basis [Member] | Put option liabilities [member] | Monte Carlo simulation model [member] | Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable listed companies average historical volatility		49.20%